Portfolio of investments—February 28, 2022 (unaudited)

		Shares	Value
Investment companies: 99.57%
Affiliated master portfolios: 76.58%
Allspring C&B Large Cap Value Portfolio			$ 60,892,747
Allspring Core Bond Portfolio			106,083,974
Allspring Disciplined International Developed Markets Portfolio			146,919,855
Allspring Diversified Large Cap Growth Portfolio			182,774,108
Allspring Emerging Growth Portfolio			16,498,681
Allspring Factor Enhanced Emerging Markets Equity Portfolio			21,985,861
Allspring Factor Enhanced International Equity Portfolio			54,856,406
Allspring Large Company Value Portfolio			202,509,268
Allspring Managed Fixed Income Portfolio			378,646,255
Allspring Real Return Portfolio			59,530,973
Allspring Small Company Growth Portfolio			18,653,327
Allspring Small Company Value Portfolio			48,087,072
			1,297,438,527
Exchange-traded funds: 6.72%
iShares Core MSCI EAFE ETF		963,002	66,726,409
iShares Core U.S. Aggregate Bond ETF		427,284	47,155,062
			113,881,471
Stock funds: 16.27%
Allspring Disciplined U.S. Core Fund Class R6 ♠		10,589,058	233,594,609
Allspring Emerging Markets Equity Fund Class R6 ♠		716,435	19,766,455
Allspring Emerging Markets Equity Income Fund Class R6 ♠		1,825,357	22,324,116
			275,685,180
Total Investment companies (Cost $350,768,243)			1,687,005,178
Total investments in securities (Cost $350,768,243)	99.57%		1,687,005,178
Other assets and liabilities, net	0.43		7,327,530
Total net assets	100.00%		$1,694,332,708

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments

Allspring Asset Allocation Fund  |  1

Portfolio of investments—February 28, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$258,513,675	$20,771,111	$(42,902,094)	$8,154,145	$(10,942,228)	$233,594,609
Allspring Emerging Markets Equity Fund Class R6	23,640,299	1,685,847	(73,037)	9,084	(5,495,738)	19,766,455
Allspring Emerging Markets Equity Income Fund Class R6	24,636,790	961,979	(1,016,720)	179,998	(2,437,931)	22,324,116
				$8,343,227	$(18,875,897)	$275,685,180

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	10,589,058	$2,663,232	$18,107,879
Allspring Emerging Markets Equity Fund Class R6	716,435	157,687	0
Allspring Emerging Markets Equity Income Fund Class R6	1,825,357	563,631	0
		$3,384,550	$18,107,879
See accompanying notes to portfolio of investments

2  |  Allspring Asset Allocation Fund

Portfolio of investments—February 28, 2022 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	16.16%	16.18%	$7,115,651	$(6,346,367)	$0	$831,390	$1,269	$60,892,747
Allspring Core Bond Portfolio	2.02	2.07	(749,928)	(3,103,782)	1,322,189	0	1,253	106,083,974
Allspring Disciplined International Developed Markets Portfolio	81.24	86.55	5,443,339	(15,951,010)	0	2,640,423	81,276	146,919,855
Allspring Diversified Large Cap Growth Portfolio	72.28	84.63	27,756,903	(28,077,118)	0	1,032,691	3,566	182,774,108
Allspring Emerging Growth Portfolio	1.99	3.46	8,865,041	(10,594,115)	0	11,788	9,519	16,498,681
Allspring Factor Enhanced Emerging Markets Equity Portfolio	13.38	13.87	620,788	(4,064,615)	0	519,421	129	21,985,861
Allspring Factor Enhanced International Equity Portfolio	8.72	8.62	1,631,091	(5,309,115)	0	970,583	272	54,856,406
Allspring Large Company Value Portfolio	76.48	84.86	17,723,086	(10,021,628)	0	3,307,659	968	202,509,268
Allspring Managed Fixed Income Portfolio	81.98	81.52	913,037	(16,360,284)	8,635,084	0	3,672	378,646,255
Allspring Real Return Portfolio	27.05	24.37	649,057	(758,461)	2,314,953	152,762	394	59,530,973
Allspring Small Company Growth Portfolio	1.53	2.04	4,391,562	(5,413,399)	0	30,560	1,335	18,653,327
Allspring Small Company Value Portfolio	8.40	7.71	4,520,039	(3,716,200)	0	628,711	2,012	48,087,072
			$78,879,666	$(109,716,094)	$12,272,226	$10,125,988	$105,665	$1,297,438,527
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Nasdaq 100 Index	292	3-18-2022	$92,772,033	$83,091,520	$0	$(9,680,513)
E-Mini Russell 2000 Index	423	3-18-2022	43,293,075	43,241,175	0	(51,900)
TOPIX Index Futures	101	3-10-2022	16,045,572	16,612,969	567,397	0
MSCI Emerging Markets Index	284	3-18-2022	17,402,145	16,692,100	0	(710,045)
Japanese Yen Futures	788	3-14-2022	86,579,193	85,763,950	0	(815,243)
E-Mini S&P 500 Financial Select Sector Index	151	3-18-2022	18,071,073	17,876,513	0	(194,560)
Short
E-Mini S&P 500 Index	(379)	3-18-2022	(86,338,578)	(82,773,600)	3,564,978	0
					$4,132,375	$(11,452,261)
See accompanying notes to portfolio of investments

Allspring Asset Allocation Fund  |  3

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Allspring Asset Allocation Fund

Notes to portfolio of investments—February 28, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$389,566,651	$0	$0	$389,566,651
Investments measured at net asset value*				1,297,438,527
	389,566,651	0	0	1,687,005,178
Futures contracts	4,132,375	0	0	4,132,375
Total assets	$393,699,026	$0	$0	$1,691,137,553
Liabilities
Futures contracts	$11,452,261	$0	$0	$11,452,261
Total liabilities	$11,452,261	$0	$0	$11,452,261

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $1,297,438,527 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 28, 2022, $18,072,206 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2022, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury inflation-Linked 1-10 Year Index and 50% to the Bloomberg U.S. Government Intermediate Bond Index, before fees and expenses
Allspring U.S. REIT Portfolio	Seeks to replicate the total return of the Dow Jones U.S. Select REIT Index, before fees and expenses

Allspring Asset Allocation Fund  |  5